Nov. 13, 2026
Prospectus Summary | Dimensional US Core Equity Market Portfolio
Risk Table - Prospectus Summary - Dimensional US Core Equity Market Portfolio	Risk [Text Block]
Principal Risks

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Risk Lose Money [Member]	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured [Member]	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Market Risk

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Small and Mid-Cap Company Risk

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Derivatives Risk

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Prospectus Summary | Dimensional US Equity Market Portfolio
Risk Table - Prospectus Summary - Dimensional US Equity Market Portfolio	Risk [Text Block]
Principal Risks

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Risk Lose Money [Member]	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured [Member]	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Market Risk

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Small and Mid-Cap Company Risk

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax-Management Strategy Risk

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds, which the Advisor anticipates may cause the performance of the fund to deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.

Derivatives Risk

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Prospectus Summary | Dimensional US Core Equity Market Portfolio
Risk Table - Prospectus Summary - Dimensional US Core Equity Market Portfolio	Risk [Text Block]
Principal Risks

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Risk Lose Money [Member]	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured [Member]	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Market Risk

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Small and Mid-Cap Company Risk

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Derivatives Risk

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

The following is a description of additional principal risks of investing in the ETF Class shares of the Portfolio, due to the shares being listed and traded on a national securities exchange.

Market Trading Risk

Market Trading Risk: Active trading markets for ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of ETF Class shares will continue to be met. Additionally, in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of ETF Class shares and their underlying value as well as an increase in ETF Class shares’ bid-ask spread.

Premium/Discount Risk

Premium/Discount Risk: The net asset value (“NAV”) of ETF Class shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Prospectus Summary | Dimensional US Equity Market Portfolio
Risk Table - Prospectus Summary - Dimensional US Equity Market Portfolio	Risk [Text Block]
Principal Risks

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Risk Lose Money [Member]	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured [Member]	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Market Risk

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Small and Mid-Cap Company Risk

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax-Management Strategy Risk

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds, which the Advisor anticipates may cause the performance of the fund to deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.

Derivatives Risk

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

The following is a description of additional principal risks of investing in the ETF Class shares of the Portfolio, due to the shares being listed and traded on a national securities exchange.

Market Trading Risk

Market Trading Risk: Active trading markets for ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of ETF Class shares will continue to be met. Additionally, in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of ETF Class shares and their underlying value as well as an increase in ETF Class shares’ bid-ask spread.

Premium/Discount Risk

Premium/Discount Risk: The net asset value (“NAV”) of ETF Class shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.